                          NOTICE TO PROSPECTIVE OWNERS
                          ----------------------------




    This product prospectus will be distributed to prospective investors in connection with sales occurring on or after May 1, 2004. However, it will also be distributed to owners who purchased their policy or contract before May 1, 2004. As a consequence, this product prospectus is accompanied by a Supplement and certain fund prospectuses that pertain to investment options only available to owners who purchased their policy or contract before May 1, 2004.



                           NOTICE TO EXISTING OWNERS
                           -------------------------




    Prospectuses for policies or contracts often undergo certain changes in their terms from year to year to reflect changes in the policies or contracts.
  The changes include such things as the liberalization of benefits, the exercise of rights reserved under the policy or contract, the alteration of administrative procedures and changes in the investment options available.
  Any such change may or may not apply to policies or contracts issued prior to
                      ----------
 the effective date of the change. This product prospectus reflects the status of the product as of May 1, 2004. Therefore, this prospectus may contain information that is inapplicable to your policy or contract. Moreover, there may be Supplements and fund prospectuses included in this package pertaining to variable investment options that are not available to you. You should
                                         -------------
 consult your policy or contract to verify whether any particular provision applies to you and whether you may elect any particular investment option. In the event of any conflict between this prospectus and your policy or contract, the terms of your policy or contract will control.

                          SUPPLEMENT DATED MAY 1, 2004

                                        TO

                         PROSPECTUSES DATED MAY 1, 2004
                             __________________________

This Supplement is intended to be distributed with certain prospectuses dated May 1, 2004 for variable life insurance policies that were issued by John Hancock Life Insurance Company or John Hancock Variable Life Insurance Company before May 1, 2004. The prospectuses involved bear the title "Majestic Variable COLI," "Majestic Variable Estate Protection," "Majestic Variable Estate Protection 98," "Majestic Variable Universal Life," "Majestic Variable Universal Life 98," "Medallion Variable Universal Life Plus," "Medallion Variable Universal Life Edge," "Medallion Variable Universal Life Edge II," "Medallion Executive Variable Life," "Medallion Executive Variable Life II," "Medallion Executive Variable Life III," "Variable Estate Protection," "Variable Estate Protection Plus," "Variable Estate Protection Edge" or "Variable Master Plan Plus." We refer to these prospectuses as the "Product Prospectuses."

                            __________________________

THIS SUPPLEMENT IS ACCOMPANIED WITH PROSPECTUSES DATED APRIL 30, 2004 OR MAY 1, 2004 FOR THE FOLLOWING FUNDS:

..    JOHN HANCOCK VARIABLE SERIES TRUST I'S LARGE CAP GROWTH B, FUNDAMENTAL
     GROWTH, FUNDAMENTAL VALUE B, MID CAP VALUE, SMALL CAP GROWTH, OVERSEAS EQUITY AND OVERSEAS EQUITY C FUNDS,

..    AIM V.I. PREMIER EQUITY FUND,

..    FIDELITY VIP GROWTH PORTFOLIO,

..    JANUS ASPEN SERIES' GLOBAL TECHNOLOGY PORTFOLIO AND WORLDWIDE GROWTH
     PORTFOLIO, AND

..    MFS NEW DISCOVERY SERIES AND MFS RESEARCH SERIES.

 BE SURE TO READ THESE PROSPECTUSES BEFORE SELECTING THE CORRESPONDING VARIABLE
                              INVESTMENT OPTIONS.
                            __________________________

                        AMENDMENTS TO PRODUCT PROSPECTUSES

ADDITIONAL VARIABLE INVESTMENT OPTIONS

     If your policy was issued before May 1, 2004, you currently may select eleven additional variable investment options. We list these additional variable investment options, and update the Fee Tables with respect to the corresponding underlying funds for these investment options, beginning on page 2 of this Supplement.

     If your policy was issued before May 1, 2003, you currently may select two more variable investment options (for a total of thirteen additional variable investment options). We list the two additional variable investment options, and update the Fee Tables with respect to the corresponding underlying funds for these investment options, beginning on page 4 of this Supplement.

     When you select any of these additional variable investment options, we invest your money in the corresponding underlying fund shown in this Supplement. We amend the term fund, as used in the Product Prospectuses, to include all the underlying funds shown in this Supplement. In addition, we amend the term Series Fund, as used in the Product Prospectuses, to include the Janus Aspen Series (Service Shares Class).

     We may modify or delete any of the additional variable investment options in the future.

POLICIES ISSUED BEFORE MAY 1, 2004

     This section of the Supplement describes eleven additional variable investment options that are currently available for policies issued before May 1, 2004.

1. We amend the table on the cover page of each Product Prospectus to include the following eleven additional variable investment options that currently are available to owners of policies issued before May 1, 2004:

 VARIABLE INVESTMENT OPTIONS:             UNDERLYING FUND MANAGED BY:
 ----------------------------             ---------------------------
 EQUITY OPTIONS:
  Large Cap Growth B. . . . . . . . .     Independence Investment LLC
  Fundamental Growth. . . . . . . . .     Independence Investment LLC
  Fundamental Value B . . . . . . . .     Wellington Management Company, LLP
  Mid Cap Value . . . . . . . . . . .     T. Rowe Price Associates, Inc.
  Small Cap Growth. . . . . . . . . .     Wellington Management Company, LLP
  Overseas Equity . . . . . . . . . .     Capital Guardian Trust Company
  Overseas Equity C . . . . . . . . .     Capital Guardian Trust Company
  AIM V.I. Premier Equity . . . . . .     A I M Advisors, Inc.
  Janus Aspen Worldwide Growth. . . .     Janus Capital Management, LLC
  Janus Aspen Global Technology . . .     Janus Capital Management, LLC
  MFS Research. . . . . . . . . . . .     MFS Investment Management/(R)/
-------------------------------------------------------------------------------


2. We delete the fourth table in the "FEE TABLES" section of each Product Prospectus and replace it with the following table. This table describes the minimum and maximum fund level fees and expenses that you will pay periodically during the time you own the policy. These expenses are deducted from fund assets and include management fees and other expenses.

    TOTAL ANNUAL FUND OPERATING EXPENSES           MINIMUM           MAXIMUM
--------------------------------------------------------------------------------
 RANGE OF EXPENSES, INCLUDING MANAGEMENT
 FEES, DISTRIBUTION AND/OR SERVICE (12B-1)     0.21%                  1.96%
 FEES, AND OTHER EXPENSES
--------------------------------------------------------------------------------

3. We amend the last table in the "FEE TABLES" section of each Product Prospectus to include the following information:

                                                                                        TOTAL FUND                   TOTAL FUND
                                                       DISTRIBUTION   OTHER OPERATING   OPERATING                    OPERATING
                                          INVESTMENT        AND          EXPENSES        EXPENSES                     EXPENSE
                                          MANAGEMENT  SERVICE (12B-1)     WITHOUT        WITHOUT        EXPENSE         WITH
                  FUND NAME                   FEE          FEES        REIMBURSEMENT  REIMBURSEMENT  REIMBURSEMENT  REIMBURSEMENT
---------------------------------------------------------------------------------------------------------------------------------

JOHN HANCOCK VARIABLE SERIES TRUST I
 - NAV CLASS SHARES (NOTE 1A):
---------------------------------------------------------------------------------------------------------------------------------
Large Cap Growth B*                         0.89%           N/A             0.10%           0.99%          0.00%          0.99%
---------------------------------------------------------------------------------------------------------------------------------
Fundamental Growth                          0.90%           N/A             0.10%           1.00%          0.00%          1.00%
---------------------------------------------------------------------------------------------------------------------------------
Fundamental Value B*                        0.91%           N/A             0.19%           1.10%          0.09%          1.01%
---------------------------------------------------------------------------------------------------------------------------------
Mid Cap Value                               1.10%           N/A             0.37%           1.47%          0.27%          1.20%
---------------------------------------------------------------------------------------------------------------------------------
Small Cap Growth                            1.05%           N/A             0.17%           1.22%          0.07%          1.15%
---------------------------------------------------------------------------------------------------------------------------------
Overseas Equity                             1.23%           N/A             0.34%           1.57%          0.00%          1.57%
---------------------------------------------------------------------------------------------------------------------------------
Overseas Equity C*                          1.21%           N/A             0.75%           1.96%          0.00%          1.96%
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS - SERIES I
 SHARES:
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                0.61%           N/A             0.24%           0.85%          0.00%          0.85%
---------------------------------------------------------------------------------------------------------------------------------

VARIABLE INSURANCE PRODUCTS FUND - SERVICE
 CLASS (NOTE 2A):

                                                                                        TOTAL FUND                    TOTAL FUND
                                                       DISTRIBUTION   OTHER OPERATING   OPERATING                     OPERATING
                                          INVESTMENT        AND          EXPENSES        EXPENSES                      EXPENSE
                                          MANAGEMENT  SERVICE (12B-1)     WITHOUT        WITHOUT        EXPENSE          WITH
                  FUND NAME                   FEE          FEES        REIMBURSEMENT  REIMBURSEMENT  REIMBURSEMENT   REIMBURSEMENT
----------------------------------------------------------------------------------------------------------------------------------

Fidelity/(R)/ VIP Growth                    0.58%          0.10%            0.09%           0.77%          0.00%          0.77%
----------------------------------------------------------------------------------------------------------------------------------

MFS/(R)/ VARIABLE INSURANCE TRUST - INITIAL
 CLASS SHARES (NOTE 3A):
----------------------------------------------------------------------------------------------------------------------------------
MFS/(R)/ Research                           0.75%           N/A             0.13%           0.88%          0.00%          0.88%
----------------------------------------------------------------------------------------------------------------------------------
MFS/(R)/ New Discovery                      0.90%           N/A             0.14%           1.04%          0.00%          1.04%
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES - SERVICE SHARES CLASS
 (NOTE 4):
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Worldwide Growth                0.65%          0.25%            0.06%           0.96%          0.00%          0.96%
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Global Technology               0.65%          0.25%            0.20%           1.10%          0.00%          1.10%
----------------------------------------------------------------------------------------------------------------------------------

(1A) Under its current investment management agreements with the John Hancock Variable Series Trust I ("JHVST"), John Hancock Life Insurance Company has contractually agreed to reimburse each JHVST fund shown above (other than the Overseas Equity and Overseas Equity C funds) when the fund's "other fund expenses" exceed 0.10% of the fund's average daily net assets. The agreements will remain in effect until May 1, 2005, and may be renewed each year thereafter by JHVST. Percentages shown for the Fundamental Value B, Overseas Equity and Overseas Equity C funds are calculated as if the current management fee schedules, which apply to these funds effective May 1, 2004, were in effect for all of 2003. In addition, the percentages shown for the Overseas Equity and Overseas Equity C funds reflect the discontinuance of John Hancock's agreement to reimburse each of these funds for "other fund expenses" in 2003 that exceeded 0.10% of the Fund's average daily net assets.

     * Large Cap Growth B was formerly "Large Cap Aggressive Growth," Fundamental Value B was formerly "Large Cap Value CORE/SM/," Mid Cap Value B was formerly "Small/Mid Cap CORE/SM/" and Overseas Equity C was formerly "Emerging Markets Equity." "CORE/SM/" is a service mark of Goldman, Sachs & Co.

(2A) A portion of the brokerage commissions that the Fidelity VIP/(R)/ Growth fund pays may be reimbursed and used to reduce that fund's expenses. Including the reduction for reimbursed brokerage commissions, the total operating expenses shown for the Service Class of the Fidelity/(R)/ VIP Growth Fund would have been 0.74%.

(3A) MFS Variable Insurance Trust funds have an expense offset arrangement which reduces each fund's custodian fee based upon the amount of cash maintained by the fund with its custodian and dividend disbursing agent. Each fund may enter into other similar arrangements and directed brokerage arrangements, which would also have the effect of reducing the fund's expenses. "Other Operating Expenses" does not take into account these expense reductions, and are therefore higher for the MFS New Discovery fund than that fund's actual expenses. Had these fee reductions been taken into account, "Total Fund Operating Expenses" would equal 1.03% for MFS New Discovery.

(4) All expenses are shown without the effect of any expense offset arrangements. In the Product Prospectuses, the term "Series Funds" includes the Janus Aspen Series.

POLICIES ISSUED BEFORE MAY 1, 2003

     This section of the Supplement describes two more variable investment options that are currently available for policies issued before May 1, 2003.

1. We amend the table on the cover page of each Product Prospectus to include the following two additional variable investment options:

 VARIABLE INVESTMENT OPTION:      UNDERLYING FUND MANAGED BY:
-------------------------------------------------------------------------------
 Equity Options:
  Fidelity VIP Growth . . . . . .  Fidelity Management & Research Company
  MFS New Discovery . . . . . . .  MFS Investment Management(R)
-------------------------------------------------------------------------------


2. We amend the last table in the "FEE TABLES" section of each Product Prospectus to include the following information:

                                                                                       TOTAL FUND                     TOTAL FUND
                                                     DISTRIBUTION    OTHER OPERATING    OPERATING                     OPERATING
                                        INVESTMENT        AND           EXPENSES         EXPENSES                      EXPENSE
                                        MANAGEMENT  SERVICE (12B-1)      WITHOUT         WITHOUT        EXPENSE         WITH
            FUND NAME                       FEE          FEES         REIMBURSEMENT   REIMBURSEMENT  REIMBURSEMENT  REIMBURSEMENT
---------------------------------------------------------------------------------------------------------------------------------

MFS/(R)/ VARIABLE INSURANCE TRUST
 - INITIAL CLASS SHARES (NOTE 3B):
---------------------------------------------------------------------------------------------------------------------------------
MFS/(R)/ New Discovery                    0.90%           N/A             0.14%           1.04%          0.00%           1.04%
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
VARIABLE INSURANCE PRODUCTS FUND
 - SERVICE CLASS:
---------------------------------------------------------------------------------------------------------------------------------
Fidelity/(R)/ VIP Growth                  0.58%          0.10%            0.09%           0.77%          0.00%           0.77%
---------------------------------------------------------------------------------------------------------------------------------


(3B) MFS Variable Insurance Trust funds have an expense offset arrangement which reduces each fund's custodian fee based upon the amount of cash maintained by the fund with its custodian and dividend disbursing agent. Each fund may enter into other similar arrangements and directed brokerage arrangements, which would also have the effect of reducing the fund's expenses. "Other Operating Expenses" do not take into account these expense reductions, and are therefore higher than the actual expenses of the funds. Had these fee reductions been taken into account, "Total Fund Operating Expenses" would equal 1.03% for MFS New Discovery.

                          SUPPLEMENT DATED MAY 1, 2004

                                       TO

                    PROSPECTUSES DATED MAY 1, 2004 AND LATER

                           --------------------------


     This Supplement is intended to be distributed with certain prospectuses dated May 1, 2004 and later for variable life insurance policies issued by John Hancock Life Insurance Company or John Hancock Variable Life Insurance Company. The prospectuses involved bear the title "Medallion Variable Life," "Medallion Variable Universal Life Plus," "Medallion Variable Universal Life Edge," "Medallion Variable Universal Life Edge II," "Medallion Executive Variable Life," "Medallion Executive Variable Life III," "Performance Executive Variable Life," "Variable Estate Protection," "Variable Estate Protection Plus," "Variable Estate Protection Edge," "Variable Survivorship Universal Life," "Flex-V1" or "Flex-V2." We refer to these prospectuses as the "Product Prospectuses."

     This Supplement will be used only with policies sold through the Product Prospectuses and through registered representatives affiliated with the M Financial Group.

                           --------------------------


THIS SUPPLEMENT IS ACCOMPANIED WITH A PROSPECTUS DATED APRIL 30, 2004 FOR THE M
 FUND, INC. THAT CONTAINS DETAILED INFORMATION ABOUT THE FUNDS. BE SURE TO READ THAT PROSPECTUS BEFORE SELECTING ANY OF THE FOUR ADDITIONAL VARIABLE INVESTMENT
                                    OPTIONS.

                           --------------------------


                       AMENDMENTS TO PRODUCT PROSPECTUSES

1. The table on the cover page of each Product Prospectus is amended to include the following four additional variable investment options:

--------------------------------------------------------------------------------
 VARIABLE INVESTMENT OPTION:            UNDERLYING FUND MANAGED BY:
 ---------------------------            ---------------------------
 EQUITY OPTIONS:
  Brandes International Equity......... Brandes Investment Partners, L.P.
  Business Opportunity Value........... Iridian Asset Management LLC
  Frontier Capital Appreciation........ Frontier Capital Management Company, LLC
  Turner Core Growth................... Turner Investment Partners, Inc.
--------------------------------------------------------------------------------

2. With respect to the Medallion Variable Universal Life Plus, Medallion Variable Universal Life Edge, Medallion Variable Universal Life Edge II, Medallion Executive Variable Life, Medallion Executive Variable Life III, Performance Executive Variable Life, Variable Estate Protection, Variable Estate Protection Plus, Variable Estate Protection Edge and Variable Survivorship Universal Life Product Prospectuses, the last table in the "FEE TABLES" section of each Product Prospectus is amended to include the following at the end thereof:

--------------------------------------------------------------------------------------------------------------------------
                                                                              TOTAL FUND                     TOTAL FUND
                                            DISTRIBUTION    OTHER OPERATING    OPERATING                      OPERATING
                               INVESTMENT        AND           EXPENSES         EXPENSES                       EXPENSES
                               MANAGEMENT  SERVICE (12B-1)      WITHOUT         WITHOUT        EXPENSE          WITH
          FUND NAME                FEE          FEES         REIMBURSEMENT   REIMBURSEMENT  REIMBURSEMENT   REIMBURSEMENT
--------------------------------------------------------------------------------------------------------------------------
M FUND, INC. (NOTE 4):
--------------------------------------------------------------------------------------------------------------------------
Brandes International Equity...  0.72%           N/A             0.25%           0.97%          0.00%           0.97%
--------------------------------------------------------------------------------------------------------------------------
Business Opportunity Value.....  0.65%           N/A             0.88%           1.53%          0.63%           0.90%
--------------------------------------------------------------------------------------------------------------------------
Frontier Capital Appreciation..  0.90%           N/A             0.21%           1.11%          0.00%           1.11%
--------------------------------------------------------------------------------------------------------------------------
Turner Core Growth.............  0.45%           N/A             0.27%           0.72%          0.02%           0.70%
--------------------------------------------------------------------------------------------------------------------------

(4)For the period from May 1, 2004 to April 30, 2005, M Financial Investment Advisers has contractually agreed to reimburse each of the M Funds for any expenses (other than advisory fees, brokerage or other portfolio transaction expenses or expenses of litigation, indemnification, taxes or other extraordinary expenses) to the extent that they exceed 0.25% of the average daily net assets of the fund. Fees and expenses shown are for the year ended December 31, 2003. Future fees and expenses may be different.

3. With respect to the Medallion Variable Life, Flex-V1 and Flex-V2 Product Prospectuses, the last table in the "FEE TABLES" section of each Product Prospectus is amended to include the following at the end thereof:

----------------------------------------------------------------------------------------------------------------------------
                                                                                                     TOTAL FUND
                                                                   DISTRIBUTION    OTHER OPERATING    OPERATING
                                                      INVESTMENT        AND           EXPENSES        EXPENSES
                                                      MANAGEMENT  SERVICE (12B-1)      WITHOUT         WITHOUT      EXPENSE
              FUND NAME                                  FEE           FEES        REIMBURSEMENT     REIMBURSEME   REIMBURSE
----------------------------------------------------------------------------------------------------------------------------
M FUND, INC. (NOTE 2):
----------------------------------------------------------------------------------------------------------------------------
Brandes International Equity.......................     0.72%           N/A             0.25%           0.97%        0.00%
----------------------------------------------------------------------------------------------------------------------------
Business Opportunity Value.........................     0.65%           N/A             0.88%           1.53%        0.63%
----------------------------------------------------------------------------------------------------------------------------
Frontier Capital Appreciation......................     0.90%           N/A             0.21%           1.11%        0.00%
----------------------------------------------------------------------------------------------------------------------------
Turner Core Growth.................................     0.45%           N/A             0.27%           0.72%        0.02%
----------------------------------------------------------------------------------------------------------------------------

(2) For the period from May 1, 2004 to April 30, 2005, M Financial Investment Advisers has contractually agreed to reimburse each of the M Funds for any expenses (other than advisory fees, brokerage or other portfolio transaction expenses or expenses of litigation, indemnification, taxes or other extraordinary expenses) to the extent that they exceed 0.25% of the average daily net assets of the fund. Fees and expenses shown are for the year ended December 31, 2003. Future fees and expenses may be different.

4. The first paragraph of the provision in each Product Prospectus entitled "Description of the Underlying Fund" or "Description of the Underlying Funds" is amended by adding the following to the end thereof:

     "When you select one or more of the Brandes International Equity, Business Opportunity Value, Frontier Capital Appreciation or Turner Core Growth variable investment options, the assets of the subaccount(s) are invested in the corresponding investment option(s) of the M Fund, Inc. In this prospectus, the term 'Series Fund' includes M Fund, Inc., and the term 'funds' includes the investment options of M Fund, Inc."

                                        2